UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/03

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Levy, Harkins & Co., Inc.
                                 Address: 570 Lexington Avenue
                                          NY, NY 10022

                                 13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Lucia LoScalzo
Title: Office Manager
Phone: 212-888-3030

Signature,                  Place,                          and Date of Signing:

/s/ Lucia LoScalzo          570 Lexington NYC 10022         10/21/03
-----------------------     ----------------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $161,781


List of Other Included Managers:

FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
-----------------------   ----------------  -----------  --------  --------- --- ---- -------  ---------- -------- -------- --------
American Express            COM             025816 10 9    9,731    215,965            Sole       None                        None
American Int.l Group        COM             026874 10 7    6,998    121,284            Sole       None                        None
Asia Satellite Telecom.     Sponsored ADR   04516X 10 6      863     57,710            Sole       None                        None
Berkshire Hathaway          CL B            084670 20 7   18,668      7,479            Sole       None                        None
Bear, Stearns & Co.         COM             073902 10 8   14,496    193,803            Sole       None                        None
Boeing Company              COM             097023 10 5    3,034     88,390            Sole       None                        None
Cabot Corporation           COM             127055 10 1    3,390    118,890            Sole       None                        None
Countrywide Credit          COM             222372 10 4   13,727    175,355            Sole       None                        None
Echostar Comm.              CL A            278762 10 9   26,113    682,332            Sole       None                        None
Ethan Allen Interiors       COM             297602 10 4    7,083    196,762            Sole       None                        None
Geron Corporation           COM             374163103      4,275    312,064            Sole       None                        None
Fidelity National Fin.      COM             316326 10 7   11,950    397,538            Sole       None                        None
Gannett Incorporated        COM             364730 10 1    8,978    115,755            Sole       None                        None
Moody's Corporation         COM             615369 10 5    9,366    170,378            Sole       None                        None
Qualcomm Inc.               COM             747525 10 3    7,329    176,007            Sole       None                        None
Scotts CO                   CL A            810186 10 6    6,812    124,525            Sole       None                        None
Traffix, Inc.               COM             892721 10 1      230     64,750            Sole       None                        None
Regis Corp.-MINN            COM             758932 10 7    8,738    272,223            Sole       None                        None